Note 4 - Equity Offerings (Details Textual)		6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Numberof Accredited Investors		10			10
Proceeds from Issuance of Private Placement | $					$ 245,000
Proceedsfrom Issuanceof Private Placement Net | $				$ 2,804,713
Common Stock, Shares Authorized		200,000,000	200,000,000	200,000,000	200,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			1,776,664	258,236
Summer 2014 Offering [Member]
Sale of Stock, Price Per Share | $ / shares		$ 0.40			$ 0.40
Stock Issued During Period, Shares, New Issues		717,500
Proceeds from Issuance of Private Placement | $		$ 287,000
Proceedsfrom Issuanceof Private Placement Net | $		267,000
Payments of Stock Issuance Costs | $		$ 20,000
Stock Issuance Cost Paid in Shares, Shares		10,764
Shares Issued, Price Per Share | $ / shares		$ 0.40			$ 0.40
Clyra Spring 2014 Private Securities Offering [Member]
Sale of Stock, Price Per Share | $ / shares	$ 1,000
Stock Issued During Period, Shares, New Issues	245
Numberof Accredited Investors	5
Proceeds from Issuance of Private Placement | $	$ 245,000
Common Stock, Shares Authorized	1,000
Clyra Spring 2014 Private Securities Offering [Member] | Common Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1,833.33
Warrant Number of Parent Shares Received for One Share of Subsidiary	4,000	4,000			4,000